Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year		$ 19,880	[1]	$ 21,148	[1]	$ 19,510
Capitalization		111		566		1,492
Amortization		(2,795)		(2,939)		(2,924)
Interest		925		1,004		1,020
Change in shadow DSI		(72)		101		2,050
Balance, end of year	[1]	$ 18,049		$ 19,880		$ 21,148

[1]	Deferred sales inducements is located in Other assets on the Balance Sheets.